Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Bank Borrowings
Non-current	$ 40,147	$ 18,104
Weighted average interest rate for outstanding bank borrowings (as a percent)	3.51%	1.73%